Document and Entity Information	12 Months Ended
Dec. 31, 2021
Entity Listings [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true